Note 3 - Acquisitions (Details) - Acquired Intangible Assets (CNY) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Apr. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	6 years 109 days
Nanjing [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		4,840
Nanjing [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		520
Nanjing [Member] | Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		2,290
Nanjing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		7,650
Wenzhou [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		2,920
Wenzhou [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		270
Wenzhou [Member] | Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		920
Wenzhou [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		4,110
Jiaxing [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		4,630
Jiaxing [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		480
Jiaxing [Member] | Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		2,180
Jiaxing [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value Acquired		7,290
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		6 years 255 days
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		3 years
Agency Agreement and License [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		6 years